Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Current income tax expense	$ (9,913)	$ (11,260)	$ (12,670)
Deferred tax benefit	4,140	3,395	562
Total income tax expense	$ (5,773)	$ (7,865)	$ (12,108)